Label	Element	Value
PACE Strategic Fixed Income Investments
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

December 20, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information (the "SAI"), each dated November 26, 2021.

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Global Fixed Income Investments

•  PACE® High Yield Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE Large Co Growth Equity Investments. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Jackson Square Partners ("JSP") and Mar Vista Investment Partners ("Mar Vista") as subadvisors to the fund, effective as of the close of business on December 14, 2021. In addition, at the recommendation of UBS AM, the Board has appointed GQG Partners LLC ("GQG") and Polen Capital Management, LLC ("Polen") to serve as new subadvisors to the fund. GQG and Polen assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on December 15, 2021.

Second, this supplement updates certain information for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, and PACE Global Real Estate Securities Investments. At the recommendation of UBS AM, the Board approved a change in each fund's "80%

policy," such that each fund may take into account its (i) investments in securities of other investment companies that primarily hold investments that are representative of the fund's 80% policy and (ii) exposure to underlying securities that are relevant to the fund's 80% policy through derivatives transactions, for purposes of its 80% policy. The change to each fund's 80% policy is being made to clarify that investments in derivatives and other investment companies that provide exposure to the type of investment suggested by each fund's name will be counted for purposes of such fund's 80% policy. This change is expected to become effective on or about February 21, 2022.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Strategic Fixed Income Investments
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II. PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, and PACE Global Real Estate Securities Investments.

Effective on or about February 21, 2022, the Prospectuses and SAIs are hereby revised as follows:

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-captioned "Principal investments" on page 15 of the Multi-Class Prospectus, beginning on page 18 of the Class P Prospectus and on page 15 of the Class P2 Prospectus is revised by replacing the first sentence of the first paragraph of that section with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment grade fixed income securities, which may be represented by derivatives.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.